SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.3%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Advertising -- 1.0%
------------------------------------------------------------
Catalina Marketing Corp.(1)                  100  $   10,200
------------------------------------------------------------
                                                  $   10,200
------------------------------------------------------------
Biotechnology -- 0.7%
------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)             200  $    7,350
------------------------------------------------------------
                                                  $    7,350
------------------------------------------------------------
Broadcasting and Radio -- 2.2%
------------------------------------------------------------
Entercom Communications Corp.(1)             300  $   14,625
Sirius Satellite Radio, Inc.(1)              200       8,862
------------------------------------------------------------
                                                  $   23,487
------------------------------------------------------------
Business Products and Services -- 1.1%
------------------------------------------------------------
CompuCredit Corp.(1)                         400  $   12,000
------------------------------------------------------------
                                                  $   12,000
------------------------------------------------------------
Business Services - Miscellaneous -- 10.4%
------------------------------------------------------------
American Management Systems, Inc.(1)         200  $    6,566
BreezeCom Ltd.(1)                            200       8,700
Diamond Technology Partners(1)               150      13,200
Forrester Research, Inc.(1)                  200      14,562
Heidrick and Struggles International,
Inc.(1)                                      300      18,937
Iron Mountain, Inc.(1)                       200       6,800
National Computer System, Inc.               300      14,775
On Assignment, Inc.(1)                       400      12,200
Pegasus Communications Corp.(1)              300       3,262
Plexus Corp.(1)                              100      11,300
------------------------------------------------------------
                                                  $  110,302
------------------------------------------------------------
Communications Equipment -- 6.7%
------------------------------------------------------------
Ditech Communications Co.(1)                  50  $    4,728
Exfo Electro-Optical Engineering,
Inc.(1)                                      200       8,775
Glenayre Technologies, Inc.(1)               900       9,506
InFocus Corp.(1)                             100       3,219
Pinnacle Holdings, Inc.(1)                   300      16,200
Polycom, Inc.(1)                              50       4,705
Proxim, Inc.(1)                               50       4,948
Tekelec(1)                                   400      19,275
------------------------------------------------------------
                                                  $   71,356
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Computer Services -- 0.3%
------------------------------------------------------------
Profit Recovery Group International,
Inc.(1)                                      200  $    3,325
------------------------------------------------------------
                                                  $    3,325
------------------------------------------------------------
Computer Software -- 14.7%
------------------------------------------------------------
Accrue Software, Inc.(1)                     400  $   14,200
Bluestone Software, Inc.(1)                  300       7,706
Breakaway Solutions, Inc.(1)                 150       4,050
Exchange Applications, Inc.(1)               600      15,975
HNC Software, Inc.(1)                        150       9,262
Interwoven, Inc.(1)                          200      21,997
NetIQ Corp.(1)                               300      17,887
Numerical Technologies, Inc.(1)              300      14,587
Razorfish, Inc.(1)                           300       4,819
Remedy Corp.(1)                              300      16,725
SERENA Software, Inc.(1)                     400      18,163
WatchGuard Technologies, Inc.(1)             200      10,987
------------------------------------------------------------
                                                  $  156,358
------------------------------------------------------------
Distribution -- 1.5%
------------------------------------------------------------
United Stationers(1)                         500  $   16,187
------------------------------------------------------------
                                                  $   16,187
------------------------------------------------------------
Drugs -- 2.5%
------------------------------------------------------------
United Therapeutics(1)                       100  $   10,837
Vertex Pharmaceuticals, Inc.(1)              150      15,806
------------------------------------------------------------
                                                  $   26,643
------------------------------------------------------------
Education -- 2.5%
------------------------------------------------------------
Apollo Group, Inc.(1)                        325  $    9,100
Career Education Corp.(1)                    150       7,275
Devry, Inc.(1)                               400      10,575
------------------------------------------------------------
                                                  $   26,950
------------------------------------------------------------
Electronics - Semiconductors -- 5.9%
------------------------------------------------------------
Cognex Corp.(1)                              100  $    5,175
Dupont Photomasks, Inc.(1)                   150      10,275
Elantec Semiconductor, Inc.(1)               150      10,444
Exar Corp.(1)                                200      17,437
Microchip Technology, Inc.(1)                150       8,740
TelCom Semiconductor, Inc.                   100       4,037

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Electronics - Semiconductors (continued)
------------------------------------------------------------
Zoran Corp.                                  100  $    6,594
------------------------------------------------------------
                                                  $   62,702
------------------------------------------------------------
Electronics - Semiconductors and Related -- 1.2%
------------------------------------------------------------
Dallas Semiconductor Corp.                   300  $   12,225
------------------------------------------------------------
                                                  $   12,225
------------------------------------------------------------
Entertainment -- 1.1%
------------------------------------------------------------
Speedway Motorsports, Inc.(1)                500  $   11,500
------------------------------------------------------------
                                                  $   11,500
------------------------------------------------------------
Health Care Services -- 1.3%
------------------------------------------------------------
Resmed, Inc.(1)                              500  $   13,375
------------------------------------------------------------
                                                  $   13,375
------------------------------------------------------------
Health Services -- 3.2%
------------------------------------------------------------
Accredo Health Inc.                          200  $    6,912
MedQuist, Inc.(1)                            210       7,133
MiniMed, Inc.(1)                              50       5,900
Province Healthcare Co.(1)                   200       7,225
Renal Care Group, Inc.(1)                    300       7,336
------------------------------------------------------------
                                                  $   34,506
------------------------------------------------------------
Information Services -- 1.6%
------------------------------------------------------------
Acxiom Corp.(1)                              200  $    5,450
BISYS Group, Inc. (The)(1)                   185      11,377
------------------------------------------------------------
                                                  $   16,827
------------------------------------------------------------
Investment Services -- 1.5%
------------------------------------------------------------
National Discounts Brokers Group,
Inc.(1)                                      200  $    6,375
Waddell & Reed Financial, Inc., Class A      300       9,844
------------------------------------------------------------
                                                  $   16,219
------------------------------------------------------------
Medical Products -- 3.1%
------------------------------------------------------------
Aspect Medical Systems, Inc.(1)              100  $    2,700
Cytyc Corp.(1)                               200      10,675
Novoste Corp.(1)                             200      12,200
Thermo Cardiosystems, Inc.(1)                700       7,000
------------------------------------------------------------
                                                  $   32,575
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Miscellaneous -- 0.7%
------------------------------------------------------------
Gentex Corp.(1)                              300  $    7,538
------------------------------------------------------------
                                                  $    7,538
------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.9%
------------------------------------------------------------
Cross Timbers Oil Co.                        300  $    6,638
Newfield Exploration Co.(1)                  210       8,216
Noble Affiliates, Inc.                       200       7,450
Nuevo Energy Co.(1)                          300       5,663
Santa Fe Snyder Corp.(1)                     102       1,160
Varco International, Inc.(1)                 356       8,277
Vintage Petroleum, Inc.                      200       4,513
------------------------------------------------------------
                                                  $   41,917
------------------------------------------------------------
Publishing -- 0.8%
------------------------------------------------------------
Belo (A.H.) Corp.                            500  $    8,656
------------------------------------------------------------
                                                  $    8,656
------------------------------------------------------------
Retail - Food and Drug -- 0.6%
------------------------------------------------------------
Sonic Corp.(1)                               200  $    5,875
------------------------------------------------------------
                                                  $    5,875
------------------------------------------------------------
Retail - Specialty and Apparel -- 0.6%
------------------------------------------------------------
Hot Topic, Inc.(1)                           200  $    6,400
------------------------------------------------------------
                                                  $    6,400
------------------------------------------------------------
Semiconductor Equipment -- 1.3%
------------------------------------------------------------
Pericom Semiconductor Corp.(1)               200  $   13,600
------------------------------------------------------------
                                                  $   13,600
------------------------------------------------------------
Semiconductors -- 1.8%
------------------------------------------------------------
Actel Corp.(1)                               200  $    9,125
QuickLogic Corp.(1)                          450      10,013
------------------------------------------------------------
                                                  $   19,138
------------------------------------------------------------
Software Services -- 11.0%
------------------------------------------------------------
Advent Software, Inc.(1)                     250  $   16,125
Allaire Corp.(1)                             100       3,675
Broadbase Software, Inc.(1)                  500      15,313
Calico Commerce, Inc.(1)                   1,000      16,250
Corillian Corp.(1)                           300       4,988
Cysive, Inc.(1)                              200       4,775

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Software Services (continued)
------------------------------------------------------------
Peregrine Systems, Inc.(1)                   500  $   17,344
Proxicom, Inc.(1)                            300      14,363
SilverStream Software, Inc.(1)               100       5,775
SonicWALL, Inc.(1)                           200      17,613
------------------------------------------------------------
                                                  $  116,221
------------------------------------------------------------
Telecommunication Equipment -- 0.7%
------------------------------------------------------------
MCK Communications, Inc.(1)                  300  $    6,938
------------------------------------------------------------
                                                  $    6,938
------------------------------------------------------------
Telecommunications Services -- 7.4%
------------------------------------------------------------
About.com, Inc.(1)                           100  $    3,150
Adelphia Business Solutions, Inc.(1)         200       4,638
Celeritek, Inc.(1)                           100       4,081
Digimarc Corp.(1)                            200       7,700
iBasis, Inc.(1)                              200       8,613
Internet.com Corp.(1)                        800      15,750
Media Metrix, Inc.(1)                        200       5,088
MGC Communications, Inc.(1)                  200      11,988
Predictive Systems, Inc.(1)                  400      14,375
RSL Communications Ltd.(1)                   300       3,431
------------------------------------------------------------
                                                  $   78,814
------------------------------------------------------------
Total Common Stocks
   (identified cost $740,741)                     $  969,184
------------------------------------------------------------
Other Assets, Less Liabilities -- 8.7%            $   92,658
------------------------------------------------------------
Net Assets -- 100.0%                              $1,061,842
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
--------------------------------------------------------------------------------------------
Investments, at value (identified cost, $740,741)                                 $  969,184
Cash                                                                                  87,651
Receivable for investments sold                                                       32,487
Dividends receivable                                                                       9
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $1,089,331
--------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------
Payable for investments purchased                                                 $   24,316
Accrued expenses                                                                       3,173
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   27,489
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                         $1,061,842
--------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                           $  833,399
Net unrealized appreciation (computed on the basis of identified cost)               228,443
--------------------------------------------------------------------------------------------
TOTAL                                                                             $1,061,842
--------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2000(1)
Investment Income
--------------------------------------------------
Dividends                                 $    136
Interest                                       154
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $    290
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $  1,132
Legal and accounting services                3,948
Custodian fee                                3,983
--------------------------------------------------
TOTAL EXPENSES                            $  9,063
--------------------------------------------------
Deduct --
   Reduction of custodian fee             $    922
   Reduction of investment adviser fee       1,132
   Allocation of expenses to the
      Investment Adviser                     1,238
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  3,292
--------------------------------------------------

NET EXPENSES                              $  5,771
--------------------------------------------------

NET INVESTMENT LOSS                       $ (5,481)
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  9,093
--------------------------------------------------
NET REALIZED GAIN                         $  9,093
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $106,913
--------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $106,913
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $116,006
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $110,525
--------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       JUNE 30, 2000
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment loss                    $      (5,481)
   Net realized gain                              9,093
   Net change in unrealized appreciation
      (depreciation)                            106,913
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     110,525
--------------------------------------------------------
Capital transactions --
   Net assets contributed by Eaton Vance
      Small Company Growth Fund           $     949,249
   Contributions                                192,108
   Withdrawals                                 (190,040)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     951,317
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $   1,061,842
--------------------------------------------------------
Net Assets
--------------------------------------------------------
At beginning of period                    $          --
--------------------------------------------------------
AT END OF PERIOD                          $   1,061,842
--------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                PERIOD ENDED
                                JUNE 30, 2000
                                (UNAUDITED)(1)
----------------------------------------------
Ratios/Supplemental Data+
----------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                       4.59%(2)
   Net expenses after
      custodian fee reduction         3.96%(2)
   Net investment loss               (3.76)%(2)
Portfolio Turnover                      58%
----------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $1,062
----------------------------------------------
+ The operating expenses of the Portfolio may
   reflect a reduction of the investment
   adviser fee, an allocation of expenses to
   the Investment Adviser, or both. Had such
   actions not been taken, the ratios would
   have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                           6.21%(2)
   Expenses after custodian
      fee reduction                   5.58%(2)
   Net investment loss               (5.38)%(2)
----------------------------------------------

 (1)  For the period from the start of business May 1, 2000 to June 30, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on May 1, 2000 with the acquisition of net assets of Eaton Vance Small Company Growth Fund of $949,249, in exchange for an interest in the Portfolio, including unrealized appreciation of $121,530. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the period from May 1, 2000 (commencement of operations) to June 30, 2000, $922 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the period then ended have not been audited by independent

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the period from May 1, 2000 (commencement of operations) to June 30, 2000, the fee amounted to $1,132. To reduce net operating loss of the Portfolio, EVM reduced the investment adviser fee by $1,132. In addition, EVM was allocated $1,238 of the Portfolio's operating expenses. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $493,938 and $498,459, respectively, for the period from May 1, 2000 (commencement of operations) to June 30, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $740,741
    --------------------------------------------------
    Gross unrealized appreciation             $254,859
    Gross unrealized depreciation              (26,416)
    --------------------------------------------------
    NET UNREALIZED APPRECIATION               $228,443
    --------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2000.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

SMALL COMPANY GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant